ESTIMATION OF FAIR VALUE - Fair value of financial liabilities recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	$ 247,219,098	$ 308,858,471
Customer deposits [member]
Disclosure of financial liabilities [line items]
Financial liabilities	173,341,149	234,470,422
Financial obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	72,116,775	73,282,326
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	245,457,924	307,752,748
Financial liabilities at fair value	242,359,214	308,397,346
Financial liabilities at amortised cost, category [member] | Customer deposits [member]
Disclosure of financial liabilities [line items]
Financial liabilities	173,341,149	234,470,422
Financial liabilities at fair value	173,929,783	235,505,912
Financial liabilities at amortised cost, category [member] | Financial obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	72,116,775	73,282,326
Financial liabilities at fair value	$ 68,429,431	$ 72,891,434